Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100
						Investment Based On:

		Summary			Average
		Compensation	Compensation		Compensation		Peer Group TSR
		Table (SCT) Total	Actually	Average SCT	Actually Paid to		(S&P Regional		Return on
CEO	Year(1)	for CEO	Paid to CEO(2)	Total for NEOs(5)	NEOs(2,5)	BMRC TSR	Banks Index)(3)	Net Income	Assets(4)
Myers	2023	$1,129,808	$930,468	$564,484	$483,277	99.6	100.0	$19,895,000	0.49
Myers	2022	$1,272,044	1,324,463	666,614	681,568	79.5	110.5	46,586,044	1.08
Myers	2021	$809,192	$802,655	$547,188	$541,064	87.5	129.6	$33,228,231	0.94
Colombo	2021	$1,262,094	$1,166,115	547,188	541,064
Colombo	2020	$1,136,968	$817,940	$539,038	$463,236	78.6	92.7	$30,242,498	1.04

(1)	Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021. Therefore, we provide both incumbent comparisons in 2021.
(2)	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	CEO
	2023 (Myers)	2022 (Myers)	2021 (Myers)	2021 (Colombo)	2020 (Colombo)
SCT	1,129,808	$1,272,044	$809,192	$1,262,094	$1,136,968
Equity awards reported in SCT	(272,031)	$(294,414)	$(153,988)	$(247,290)	$(237,771)
Pension amount reported in SCT	(84,544)	$(94,763)	$(59,356)	$(97,586)	$(94,664)
Pension value attributable to current years’ service	84,544	82,638	54,174	0	0
FV of equity granted in current year	160,698	$362,628	$124,745	$197,416	$226,175
Dividends paid on unvested shares and stock options (SOs)	23,728	$13,643	$7,183	$13,931	$14,033
Change in FV Equity	(111,735)	$(17,313)	$20,704	37,550	(226,801)
CAP	930,468	$1,324,463	$802,655	$1,166,115	$817,940

	Average NEO
	2023	2022	2021	2020
SCT	564,484	$666,614	$547,188	$539,038
Equity awards reported in SCT	(94,460)	$(134,615)	$(77,966)	$(86,260)
Pension amount reported in SCT	(53,024)	$(51,605)	$(44,699)	$(48,660)
Pension value attributable to current years’ service	49,217	44,768	35,101	35,892
FV of equity granted in current year	57,675	$161,832	$65,506	$74,960
Dividends paid on unvested shares and stock options (SOs)	9,129	6,443	3,517	6,338
Change in FV Equity	(49,744)	$(11,869)	$12,417	$(58,073)
CAP	483,277	$681,568	$541,064	$463,236

3)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC & S&P Regional Banks Select Industry Index.
4)	Return on Average Assets is the company selected measure.
5)	The following non-CEO NEOs are included in the average figures shown:

2023: Campbell, Girton, Sloan and Stewart

2022: Campbell, Girton, Sloan and Stewart

2021: Campbell, Girton, Stewart and Reizman

2020: Burke, Girton, Myers and Reizman

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote
(1)	Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021. Therefore, we provide both incumbent comparisons in 2021.
5)	The following non-CEO NEOs are included in the average figures shown:

2023: Campbell, Girton, Sloan and Stewart

2022: Campbell, Girton, Sloan and Stewart

2021: Campbell, Girton, Stewart and Reizman

2020: Burke, Girton, Myers and Reizman

Peer Group Issuers, Footnote
3)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC & S&P Regional Banks Select Industry Index.

Adjustment To PEO Compensation, Footnote
(2)	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	CEO
	2023 (Myers)	2022 (Myers)	2021 (Myers)	2021 (Colombo)	2020 (Colombo)
SCT	1,129,808	$1,272,044	$809,192	$1,262,094	$1,136,968
Equity awards reported in SCT	(272,031)	$(294,414)	$(153,988)	$(247,290)	$(237,771)
Pension amount reported in SCT	(84,544)	$(94,763)	$(59,356)	$(97,586)	$(94,664)
Pension value attributable to current years’ service	84,544	82,638	54,174	0	0
FV of equity granted in current year	160,698	$362,628	$124,745	$197,416	$226,175
Dividends paid on unvested shares and stock options (SOs)	23,728	$13,643	$7,183	$13,931	$14,033
Change in FV Equity	(111,735)	$(17,313)	$20,704	37,550	(226,801)
CAP	930,468	$1,324,463	$802,655	$1,166,115	$817,940

Non-PEO NEO Average Total Compensation Amount	$ 564,484	$ 666,614	$ 547,188	$ 539,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 483,277	681,568	541,064	463,236
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	Average NEO
	2023	2022	2021	2020
SCT	564,484	$666,614	$547,188	$539,038
Equity awards reported in SCT	(94,460)	$(134,615)	$(77,966)	$(86,260)
Pension amount reported in SCT	(53,024)	$(51,605)	$(44,699)	$(48,660)
Pension value attributable to current years’ service	49,217	44,768	35,101	35,892
FV of equity granted in current year	57,675	$161,832	$65,506	$74,960
Dividends paid on unvested shares and stock options (SOs)	9,129	6,443	3,517	6,338
Change in FV Equity	(49,744)	$(11,869)	$12,417	$(58,073)
CAP	483,277	$681,568	$541,064	$463,236

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

Return on Average Assets

Efficiency Ratio

Total Loan Growth

Total Deposit Growth

Diluted EPS Growth

NPAs to Assets

For additional details regarding our most important financial performance measures, please see the discussion in the Compensation Discussion and Analysis (CD&A) section in this Proxy Statement.

Total Shareholder Return Amount	$ 99.6	79.5	87.5	78.6
Peer Group Total Shareholder Return Amount	100.0	110.5	129.6	92.7
Net Income (Loss)	$ 19,895,000	$ 46,586,044	$ 33,228,231	$ 30,242,498
Company Selected Measure Amount	0.49	1.08	0.94	1.04
PEO Name	Myers
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Non-GAAP Measure Description
4)	Return on Average Assets is the company selected measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Total Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Diluted EPS Growth
Measure:: 6
Pay vs Performance Disclosure
Name	NPAs to Assets
Myers
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,129,808	$ 1,272,044	$ 809,192
PEO Actually Paid Compensation Amount	930,468	1,324,463	802,655
Colombo
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,262,094	$ 1,136,968
PEO Actually Paid Compensation Amount			1,166,115	817,940
PEO | Myers | Equity awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,031)	(294,414)	(153,988)
PEO | Myers | Pension amount reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,544)	(94,763)	(59,356)
PEO | Myers | Pension value attributable to current years' service
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,544	82,638	54,174
PEO | Myers | FV of equity granted in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,698	362,628	124,745
PEO | Myers | Dividends paid on unvested shares and stock options (SOs)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,728	13,643	7,183
PEO | Myers | Change in FV Equity
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,735)	(17,313)	20,704
PEO | Colombo | Equity awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(247,290)	(237,771)
PEO | Colombo | Pension amount reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(97,586)	(94,664)
PEO | Colombo | Pension value attributable to current years' service
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Colombo | FV of equity granted in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			197,416	226,175
PEO | Colombo | Dividends paid on unvested shares and stock options (SOs)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,931	14,033
PEO | Colombo | Change in FV Equity
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,550	(226,801)
Non-PEO NEO | Equity awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,460)	(134,615)	(77,966)	(86,260)
Non-PEO NEO | Pension amount reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,024)	(51,605)	(44,699)	(48,660)
Non-PEO NEO | Pension value attributable to current years' service
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,217	44,768	35,101	35,892
Non-PEO NEO | FV of equity granted in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,675	161,832	65,506	74,960
Non-PEO NEO | Dividends paid on unvested shares and stock options (SOs)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,129	6,443	3,517	6,338
Non-PEO NEO | Change in FV Equity
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (49,744)	$ (11,869)	$ 12,417	$ (58,073)